REDEEMABLE NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2019
REDEEMABLE NONCONTROLLING INTEREST
Schedule of holders of SBPS

Due to share exchange transaction with L&A in 2016, a 37% share of SBPS was owned by L&A. As of December 31, 2019, the holders of SBPS were as follows:

	December 31,	December 31,
Holder	2018	2019
	Number of	Number of
	Shares	Shares
L&A International Holdings Limited	10,180,553	10,180,553
Shanghai Oriental Pearl Culture Development Co., Ltd.	17,258,399	17,258,399

Schedule of reconciliation of redeemable noncontrolling interest

A reconciliation of redeemable noncontrolling interest is as follows:

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Redeemable noncontrolling interest opening balance	306,014,668	341,074,539	48,992,293
Net loss attributable to redeemable noncontrolling interest	(5,858,902)	(4,855,589)	(697,462)
Change in redeemable noncontrolling interest	40,918,773	12,827,598	1,842,569
Redeemable noncontrolling interest ending balance	341,074,539	349,046,548	50,137,400